Common Stock - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 13, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2016
Class of Stock [Line Items]
Net proceeds from issuance of common stock after deducting commissions and offering expenses			$ 38,560,000
Common stock, shares issued			11,587,000	13,020,000
Common stock, shares authorized			20,000,000	20,000,000
Common stock, par value			$ 0.01	$ 0.01
Common stock, shares outstanding			11,587,000	13,020,000
Cowen and Company LLC [Member] | At the Market Offering [Member]
Class of Stock [Line Items]
Net proceeds from issuance of common stock after deducting commissions and offering expenses		$ 38,600,000
Common stock, shares issued		400,000
Maximum [Member] | Cowen and Company LLC [Member] | At the Market Offering [Member]
Class of Stock [Line Items]
Aggregate sales price of offering	$ 40,000,000